Financial assets and liabilities at fair value - Transfers made between both assets and liabilities (Details) - SEK (kr) kr in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments
Transfer from level 1 to 2 of financial assets	kr 0
Transfer from level 2 to 1 of financial assets	0
Transfers into level 3 of financial assets	0
Transfers out of level 3 of financial assets	0
Transfer from Level 1 to 2 of financial liabilities	0
Transfer from Level 2 to 1 of financial liabilities	0
Transfers into level 3 of financial liabilities	0
Transfers out of level 3 of financial liabilites	kr 0
Level 2 | Derivatives
Disclosure of detailed information about financial instruments
Transfers to level 3		kr (1)